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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Peter B. Cannell & Co., Inc.
Address:   645 Madison Avenue, 8th Floor
           New York, NY 10022

Form 13F File Number: 28-01221

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kathleen Duffy
Title:   Chief Compliance Officer
Phone:   212-752-5255

Signature, Place, and Date of Signing:


       /s/ Kathleen Duffy              New York, NY           04/29/08
------------------------------    --------------------     --------------
            [Signature]               [City, State]            [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 3

Form 13F Information Table Entry Total:           91

Form 13F Information Table Value Total:      1521360
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   --------------------------------
 1    28 - 10208             Richmond Enterprises, Inc.
 2    28 - 10207             New York Community Bank
 3    28 - 10200             New York Community Bancorp, Inc.

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Peter B. Cannell & Co., Inc.
FORM 13F
31-Mar-08

                                                                                                     Voting Authority
                                                                                                     -----------------
                                                              Value     Shares/  Sh/  Put/  Invstmt  Other
Name of Issuer                  Title of class  CUSIP         (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers  Sole     Shared  None
------------------------------  --------------  ------------  --------  -------  ---  ----  -------  --------  -------  ------  ----
ABBOTT LABORATORIES             COM             002824100         1175    21301  SH         Defined  1,2,3       21301
AFFILIATED MANAGERS GROUP INC   COM             008252108        27347   301380  SH         Defined  1,2,3      301380
AFLAC CORPORATION               COM             001055102         5852    90103  SH         Defined  1,2,3       90103
AGILENT TECHNOLOGIES            COM             00846U101         2828    94800  SH         Defined  1,2,3       94800
ALEXANDER & BALDWIN INC         COM             014482103         5409   125550  SH         Defined  1,2,3      125550
ALLERGAN INC                    COM             018490102         5633    99900  SH         Defined  1,2,3       99900
AMERICAN INTL GROUP INC COM     COM             026874107         3953    91405  SH         Defined  1,2,3       91405
AMGEN INC                       COM             031162100          405     9700  SH         Defined  1,2,3        9700
ANADARKO PETROLEUM CORP         COM             032511107        52117   826854  SH         Defined  1,2,3      826854
APACHE CORPORATION              COM             037411105        16404   135775  SH         Defined  1,2,3      135775
APPLE INC                       COM             037833100         1220     8500  SH         Defined  1,2,3        8500
APPLERA CORP-APPLIED BIOSYSTEM  COM             038020103         1444    43950  SH         Defined  1,2,3       43950
BAKER HUGHES INC                COM             057224107         5480    80000  SH         Defined  1,2,3       80000
BARRICK GOLD CORPORATION        COM             067901108          261     6000  SH         Defined  1,2,3        6000
BAXTER INTERNATIONAL INC        COM             071813109         2148    37154  SH         Defined  1,2,3       37154
BERKSHIRE HATHAWAY INC COM  -   COM             084670108          267        2  SH         Defined  1,2,3           2
BROOKFIELD ASSET MGMT INC CL A  COM             112585104        57555  2145178  SH         Defined  1,2,3     2145178
BROOKFIELD INFRASTRUCTURE PART  COM             G16252101         8955   528334  SH         Defined  1,2,3      528334
BURLINGTON NORTHERN SANTA FE C  COM             12189T104        45691   495460  SH         Defined  1,2,3      495460
CANADIAN PACIFIC RAILWAY LTD    COM             13645T100        13047   202940  SH         Defined  1,2,3      202940
CAPITOL FEDERAL FNL             COM             14057c106         1452    38750  SH         Defined  1,2,3       38750
CELGENE CORP                    COM             151020104        60537   987708  SH         Defined  1,2,3      987708
CHEVRON CORP                    COM             166764100          997    11678  SH         Defined  1,2,3       11678
CHUBB CORP                      COM             171232101          233     4700  SH         Defined  1,2,3        4700
CISCO SYS INC COM               COM             17275r102         5546   230240  SH         Defined  1,2,3      230240
CLEVELAND-CLIFFS INC            COM             185896107        58636   489365  SH         Defined  1,2,3      489365
COHEN & STEERS INC              COM             19247A100         5298   200000  SH         Defined  1,2,3      200000
COLGATE-PALMOLIVE CO            COM             194162103          863    11080  SH         Defined  1,2,3       11080
COMMSCOPE INC                   COM             203372107        29266   840240  SH         Defined  1,2,3      840240
CROWN HOLDINGS INC              COM             228368106        51450  2044915  SH         Defined  1,2,3     2044915
DEERE & CO                      COM             244199105         2727    33900  SH         Defined  1,2,3       33900
DENBURY RESOURCES INC           COM             247916208        58121  2035755  SH         Defined  1,2,3     2035755
DISH NETWORK CORP               COM             25470M109         1290    44900  SH         Defined  1,2,3       44900
DISNEY WALT CO.                 COM             254687106         4064   129496  SH         Defined  1,2,3      129496
DOMINION RESOURCES INC.         COM             25746u109          867    21222  SH         Defined  1,2,3       21222
DOVER CORPORATION               COM             260003108         1638    39200  SH         Defined  1,2,3       39200
DUKE ENERGY CORP                COM             26441C105          796    44600  SH         Defined  1,2,3       44600
EATON CORP                      COM             278058102        64015   803500  SH         Defined  1,2,3      803500
ECHOSTAR CORP CL A              COM             278768106          245     8280  SH         Defined  1,2,3        8280
ELAN CORP PLC ADR               COM             284131208        52829  2532570  SH         Defined  1,2,3     2532570
EMC CORP                        COM             268648102         3221   224600  SH         Defined  1,2,3      224600
EV3 INC                         COM             26928A200         3402   417900  SH         Defined  1,2,3      417900
EXXON MOBIL CORP                COM             30231g102         2304    27236  SH         Defined  1,2,3       27236
FIDELITY NATIONAL FINANCIAL, I  COM             31620R105          193    10513  SH         Defined  1,2,3       10513
FIRST FINANCIAL NORTHWEST INC   COM             32022K102         9993  1063050  SH         Defined  1,2,3     1063050
FOREST LABS INC CL A            COM             345838106         5201   130000  SH         Defined  1,2,3      130000
GENERAL ELECTRIC COMPANY        COM             369604103         4222   114074  SH         Defined  1,2,3      114074
GENESIS ENERGY LP               COM             371927104        29682  1583870  SH         Defined  1,2,3     1583870
HARLEY DAVIDSON INC.            COM             412822108          225     6000  SH         Defined  1,2,3        6000
HELMERICH & PAYNE INC           COM             423452101         5624   120000  SH         Defined  1,2,3      120000
HOME DEPOT                      COM             437076102         4984   178200  SH         Defined  1,2,3      178200
HUDSON CITY BANCORP INC         COM             443683107        29411  1663536  SH         Defined  1,2,3     1663536
ILLINOIS TOOL WORKS INC.        COM             452308109         5498   114000  SH         Defined  1,2,3      114000
INTERNATIONAL BUSINESS MACHINE  COM             459200101        37917   329310  SH         Defined  1,2,3      329310
JOHNSON & JOHNSON CO            COM             478160104         3651    56278  SH         Defined  1,2,3       56278
MARSH & MCLENNAN COS INC.       COM             571748102          839    34450  SH         Defined  1,2,3       34450
MARTIN MARIETTA MATERIALS INC   COM             573284106        45680   430255  SH         Defined  1,2,3      430255
MCCORMICK & CO INC              COM             579780206         5730   155000  SH         Defined  1,2,3      155000
MERCK & CO INC                  COM             589331107          526    13850  SH         Defined  1,2,3       13850
METABOLIX INC                   COM             591018809          480    43800  SH         Defined  1,2,3       43800
MFA MORTGAGE                    COM             55272X102        25176  3996175  SH         Defined  1,2,3     3996175
MICROSOFT CORP.                 COM             594918104         4867   171503  SH         Defined  1,2,3      171503
NORTHROP GRUMMAN CORP           COM             666807102        31849   409318  SH         Defined  1,2,3      409318
ORITANI FINANCIAL CORP          COM             686323106        17104  1127500  SH         Defined  1,2,3     1127500
PEPSICO INC COM                 COM             713448108          626     8676  SH         Defined  1,2,3        8676
PETSMART INC                    COM             716768106         3714   181700  SH         Defined  1,2,3      181700
PIONEER NATURAL RESOURCES CO    COM             723787107          246     5000  SH         Defined  1,2,3        5000
POTLATCH CORP                   COM             737630103          239     5800  SH         Defined  1,2,3        5800
PROCTER & GAMBLE CO             COM             742718109          840    11986  SH         Defined  1,2,3       11986
PROVIDENT NEW YORK BANCORP      COM             744028101         6630   491075  SH         Defined  1,2,3      491075
PRUDENTIAL FINANCIAL INC        COM             744320102          446     5700  SH         Defined  1,2,3        5700
RAYONIER INC                    COM             754907103        67241  1547906  SH         Defined  1,2,3     1547906
ROCKWELL AUTOMATION INC         COM             773903109        57335   998520  SH         Defined  1,2,3      998520
ROMA FINANCIAL CORP             COM             77581P109        14965  1003700  SH         Defined  1,2,3     1003700
SCHERING PLOUGH CORP            COM             806605101          601    41700  SH         Defined  1,2,3       41700
SIGMA ALDRICH CORP.             COM             826552101          325     5450  SH         Defined  1,2,3        5450
SONOCO PRODUCTS CO              COM             835495102        10540   368150  SH         Defined  1,2,3      368150
SOUTHWESTERN ENERGY CO          COM             845467109        63480  1884225  SH         Defined  1,2,3     1884225
SPECTRA ENERGY CORP             COM             847560109         3713   163200  SH         Defined  1,2,3      163200
STANLEY WORKS                   COM             854616109        10577   222115  SH         Defined  1,2,3      222115
SYSCO CORP                      COM             871829107        12624   435000  SH         Defined  1,2,3      435000
TELEFLEX INC                    COM             879369106        19029   398850  SH         Defined  1,2,3      398850
TEVA PHARMACEUTICAL INDS ADR    COM             881624209         1716    37142  SH         Defined  1,2,3       37142
TFS FINANCIAL CORP              COM             87240R107        45297  3765375  SH         Defined  1,2,3     3765375
THERMO FISHER SCIENTIFIC INC    COM             883556102        71342  1255145  SH         Defined  1,2,3     1255145
U.S. STEEL CORP                 COM             912909108        62986   496460  SH         Defined  1,2,3      496460
UNILEVER N V                    COM             904784709         2103    62336  SH         Defined  1,2,3       62336
WAL MART STORES INC             COM             931142103         2718    51600  SH         Defined  1,2,3       51600
WATTS WATER TECHNOLOGIES INC C  COM             942749102          441    15750  SH         Defined  1,2,3       15750
WHIRLPOOL CORP                  COM             963320106        62229   717084  SH         Defined  1,2,3      717084
XTO ENERGY INC                  COM             98385X106        63517  1026781  SH         Defined  1,2,3     1026781
REPORT SUMMARY                              91  DATA RECORDS   1521360             3  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED